Vanguard Funds

Supplement to the Prospectuses, Summary Prospectuses, and Statements of Additional Information

Vanguard is deeply saddened to announce the passing of Gerard O’Reilly, Principal of Vanguard and co-portfolio manager of 15 Vanguard funds.

In light of this sad news, all references to Gerard O’Reilly are hereby deleted from the Prospectus, Summary Prospectus, and Statement of Additional Information for each Vanguard fund listed in the table below (each, an “Impacted Fund” and collectively, the “Impacted Funds”). Aaron Choi, Kenny Narzikul, Chris Nieves, and Jena Stenger remain portfolio managers of each Vanguard fund listed in the table below. Aaron, Kenny, Chris, Jena, and the entirety of the Vanguard Portfolio Management team have benefitted from Gerry’s strong leadership and expertise over the years, and will help carry his commitment to serving Vanguard investors forward.

The Impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund	Co-Portfolio Managers
Vanguard Dividend Appreciation Index Fund	Kenny Narzikul and Jena Stenger
Vanguard ESG U.S. Stock ETF	Aaron Choi and Chris Nieves
Vanguard FTSE Social Index Fund	Aaron Choi and Chris Nieves
Vanguard Growth Index Fund	Aaron Choi and Jena Stenger
Vanguard High Dividend Yield Index Fund	Chris Nieves and Jena Stenger
Vanguard Mega Cap Growth Index Fund	Chris Nieves and Jena Stenger
Vanguard Mega Cap Index Fund	Chris Nieves and Jena Stenger
Vanguard Mega Cap Value Index Fund	Chris Nieves and Jena Stenger
Vanguard Real Estate Index Fund	Chris Nieves and Jena Stenger
Vanguard Real Estate II Index Fund	Chris Nieves and Jena Stenger
Vanguard Small-Cap Growth Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Small-Cap Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Small-Cap Value Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Value Index Fund	Aaron Choi and Jena Stenger
Impacted Fund	Co-Portfolio Managers
Vanguard Variable Insurance	Chris Nieves and Jena Stenger
Fund—Real Estate Index Portfolio
© 2026 The Vanguard Group, Inc. All rights reserved.	PS PMH 062026
Vanguard Marketing Corporation, Distributor.

Vanguard Funds

Supplement to the Prospectuses, Summary Prospectuses, and Statements of Additional Information

Vanguard is deeply saddened to announce the passing of Gerard O’Reilly, Principal of Vanguard and co-portfolio manager of 15 Vanguard funds.

In light of this sad news, all references to Gerard O’Reilly are hereby deleted from the Prospectus, Summary Prospectus, and Statement of Additional Information for each Vanguard fund listed in the table below (each, an “Impacted Fund” and collectively, the “Impacted Funds”). Aaron Choi, Kenny Narzikul, Chris Nieves, and Jena Stenger remain portfolio managers of each Vanguard fund listed in the table below. Aaron, Kenny, Chris, Jena, and the entirety of the Vanguard Portfolio Management team have benefitted from Gerry’s strong leadership and expertise over the years, and will help carry his commitment to serving Vanguard investors forward.

The Impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Impacted Fund	Co-Portfolio Managers
Vanguard Dividend Appreciation Index Fund	Kenny Narzikul and Jena Stenger

Vanguard ESG U.S. Stock ETF	Aaron Choi and Chris Nieves

Vanguard FTSE Social Index Fund	Aaron Choi and Chris Nieves
Vanguard Growth Index Fund	Aaron Choi and Jena Stenger

Vanguard High Dividend Yield Index Fund	Chris Nieves and Jena Stenger

Vanguard Mega Cap Growth Index Fund	Chris Nieves and Jena Stenger
Vanguard Mega Cap Index Fund	Chris Nieves and Jena Stenger

Vanguard Mega Cap Value Index Fund	Chris Nieves and Jena Stenger

Vanguard Real Estate Index Fund	Chris Nieves and Jena Stenger
Vanguard Real Estate II Index Fund	Chris Nieves and Jena Stenger
Vanguard Small-Cap Growth Index Fund	Aaron Choi and Kenny Narzikul

Vanguard Small-Cap Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Small-Cap Value Index Fund	Aaron Choi and Kenny Narzikul
Vanguard Value Index Fund	Aaron Choi and Jena Stenger

Impacted Fund	Co-Portfolio Managers
Vanguard Variable Insurance	Chris Nieves and Jena Stenger
Fund—Real Estate Index Portfolio
© 2026 The Vanguard Group, Inc. All rights reserved.	SAI PMH 062026
Vanguard Marketing Corporation, Distributor.